Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.40%
Alabama–1.90%
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(a)	5.75%	10/01/2049	$16,000	$16,830,187
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	15,180	16,754,291
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	501,097
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,287,977
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(b)	4.00%	11/01/2045	2,340	2,228,200
Mobile (County of), AL Industrial Development Authority; Series 2024, RB(a)	5.00%	06/01/2054	26,470	26,972,649
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB (Acquired 06/10/2020; Cost $6,000,000)(a)(b)(c)(d)(e)	6.00%	05/01/2025	6,000	6,360,821
Series 2020 B, RB (Acquired 06/10/2020; Cost $1,351,203)(b)(c)(d)(e)	8.00%	05/01/2025	1,351	1,407,249
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(d)	5.00%	05/01/2032	34,000	36,414,415
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(d)	4.00%	12/01/2031	15,835	16,124,830
Series 2024 A, RB	5.00%	11/01/2035	20,000	21,057,834
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(b)	5.25%	05/01/2044	45,365	46,401,658
				192,341,208
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	43,230
Series 2007 C, RB(f)	6.00%	12/01/2036	500	13,100
				56,330
Arizona–2.10%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	6,797	6,556,482
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(b)	5.50%	07/01/2038	1,165	1,189,552
Series 2018 B, RB(b)	5.63%	07/01/2048	2,250	2,279,312
Series 2018 B, RB(b)	5.75%	07/01/2053	3,500	3,543,207
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(b)	5.13%	08/01/2038	2,515	2,529,410
Series 2018 A, RB(b)	5.25%	08/01/2048	3,945	3,845,598
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(b)	5.50%	07/01/2037	580	585,238
Series 2017, Ref. RB(b)	5.75%	07/01/2047	680	684,002
Series 2017, Ref. RB(b)	5.88%	07/01/2052	645	649,633
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(b)	5.00%	07/01/2054	3,000	2,905,357
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(b)	5.25%	12/15/2038	1,415	1,441,090
Series 2018 A, RB(b)	5.50%	12/15/2048	2,260	2,292,660
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	416,302
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(g)	6.38%	01/01/2028	375	360,090
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,696,305
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(b)	6.00%	01/01/2048	11,475	9,675,683
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(b)	6.00%	07/01/2043	1,885	1,944,242
Series 2023, RB(b)	6.25%	07/01/2053	1,900	1,951,981
Series 2023, RB(b)	6.38%	07/01/2058	2,000	2,060,755
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	$810	$828,622
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	382	382,104
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,425	1,419,111
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(b)	5.50%	07/01/2046	4,135	4,146,560
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,100,000)(a)(e)	5.88%	11/01/2037	2,260	2,052,052
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,020,068
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(b)	9.50%	04/01/2052	7,900	7,122,754
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	1,185	1,213,536
Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(b)	5.00%	07/01/2056	2,230	2,151,040
Series 2022, RB(b)	6.88%	11/15/2052	7,500	8,188,942
Series 2022, RB(b)	7.00%	11/15/2057	3,975	4,350,566
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(b)	5.63%	06/15/2045	2,250	2,258,950
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,110	2,110,662
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(c)(d)	5.00%	06/15/2025	1,550	1,590,751
Series 2017 C, RB(c)(d)	5.00%	06/15/2025	2,830	2,904,404
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.50%	09/01/2046	2,400	2,349,143
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(b)	6.50%	11/01/2047	5,530	5,564,463
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(b)	6.00%	12/01/2036	3,315	3,367,829
Series 2016, Ref. RB(b)	6.00%	12/01/2046	6,310	6,368,898
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(b)	6.00%	07/01/2035	1,025	1,031,618
Series 2015, RB(b)	6.13%	07/01/2045	3,310	3,323,542
Series 2019, RB	5.13%	07/01/2039	650	647,660
Series 2019, RB	5.25%	07/01/2049	810	788,163
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(a)(h)	5.50%	10/01/2033	5,853	5,840,371
Series 2021 C, RB(a)(b)	5.50%	10/01/2033	22,616	22,567,201
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(a)	6.25%	06/01/2026	190	190,173
Salt River Project Agricultural Improvement & Power District; Series 2023 A, RB	5.00%	01/01/2050	12,395	13,532,601
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(b)	5.60%	07/01/2031	151	141,562
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(b)	5.50%	06/15/2047	11,245	11,640,050
Series 2023, RB(b)	5.75%	06/15/2053	5,000	5,213,627
Series 2023, RB(b)	5.75%	06/15/2058	15,000	15,663,061
Series 2024, RB(b)	5.00%	06/15/2044	1,670	1,692,650
Series 2024, RB(b)	5.00%	06/15/2054	8,920	8,954,347
Series 2024, RB(b)	5.00%	06/15/2059	10,000	10,010,835
Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	794	644,899
Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(b)	6.50%	08/01/2048	3,640	3,790,769
				212,670,483
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(a)(b)	4.75%	09/01/2049	25,135	25,246,823
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	4,220	4,220,000
				29,466,823
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–9.75%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	$120	$120,244
California (State of); Series 2022, GO Bonds(i)	5.00%	09/01/2052	23,300	25,556,586
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(d)	5.25%	04/01/2030	12,780	13,789,114
Series 2024, RB(d)	5.00%	12/01/2032	15,000	16,275,670
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(j)	0.00%	06/01/2050	520,920	110,883,917
Series 2006 B, RB(j)	0.00%	06/01/2050	107,400	20,010,371
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,965	19,373,694
Series 2006 C, RB(j)	0.00%	06/01/2055	212,950	22,217,776
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,008,343
Series 2006 A, RB(j)	0.00%	06/01/2046	127,310	32,321,641
Series 2006 B, RB(j)	0.00%	06/01/2046	33,920	8,313,219
Series 2006 C, RB(j)	0.00%	06/01/2055	215,100	26,230,283
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,650	2,654,261
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	52	54,200
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(d)	8.00%	08/15/2025	39,665	40,873,509
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(a)	5.00%	12/31/2047	11,095	11,252,882
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(b)	6.38%	06/15/2064	2,250	2,456,520
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(b)(e)(f)	7.50%	07/01/2032	6,075	82,013
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(b)(e)(f)	8.00%	07/01/2039	14,995	202,433
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(a)(b)(e)(f)	7.50%	07/01/2032	2,650	35,775
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(b)	5.00%	11/21/2045	16,050	16,052,069
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(b)	10.00%	05/15/2028	3,000	3,594,291
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(b)(c)(d)	6.50%	07/01/2027	2,515	2,746,950
Series 2017, RB(b)	6.50%	07/01/2050	1,865	1,910,992
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(b)	5.25%	07/01/2051	5,945	6,001,220
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.00%	05/01/2027	250	251,584
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.75%	05/01/2037	900	915,126
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.88%	05/01/2047	1,230	1,243,544
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(b)	5.13%	06/01/2047	595	595,889
Series 2017 A, RB(b)	5.25%	06/01/2052	665	666,324
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(b)	5.25%	07/01/2052	1,450	1,471,129
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,860	6,862,762
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,315	2,364,582
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,292,760
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,285,147
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(j)	0.00%	08/01/2042	7,780	3,795,458
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	186,500	20,938,448
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	770	772,065
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(a)	4.00%	05/15/2050	$10,500	$10,297,824
Series 2021 A, Ref. RB(a)	5.00%	05/15/2051	8,150	8,528,770
Series 2022 A, RB(a)	4.00%	05/15/2049	18,575	17,997,061
Series 2022, RB(a)(i)	5.00%	05/15/2047	25,205	25,632,578
Series 2022, RB(a)(i)	5.00%	05/15/2048	30,000	31,018,332
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(a)	4.00%	05/15/2047	10,250	10,184,786
Morongo Band of Mission Indians (The); Series 2018 A, RB(b)	5.00%	10/01/2042	4,500	4,611,493
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,290
Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	9,500	9,595,937
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	6,415	6,664,854
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB (INS - AGM)(a)(k)	4.00%	07/01/2051	16,750	16,292,874
Series 2021 B, RB(a)	4.00%	07/01/2056	14,145	13,580,845
Series 2021 B, RB(a)	5.00%	07/01/2056	5,180	5,376,743
Series 2023 B, RB(a)	5.00%	07/01/2048	5,000	5,320,158
Series 2023 B, RB(a)	5.00%	07/01/2053	15,000	15,847,514
Series 2023 B, RB(a)	5.25%	07/01/2058	20,000	21,454,672
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	17,000	17,161,872
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(a)	5.00%	05/01/2046	20,630	20,815,237
Series 2019 A, RB(a)	5.00%	05/01/2044	10,020	10,396,373
Series 2019 A, RB(a)	5.00%	05/01/2049	90,485	93,463,459
Series 2019 E, RB(a)(c)(d)	4.00%	05/01/2029	1,310	1,330,016
Series 2019 E, RB(a)	4.00%	05/01/2050	13,845	13,408,754
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	60,785	32,316,096
Series 2007 A, RB(j)	0.00%	06/01/2047	58,990	16,370,226
Series 2007 B, RB(j)	0.00%	06/01/2047	13,505	3,690,758
Series 2007 C, RB(j)	0.00%	06/01/2056	61,600	6,698,396
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2037	6,245	4,009,154
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2038	12,115	7,421,248
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2041	14,735	7,830,124
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2043	17,145	8,345,478
Sweetwater Union High School District; Series 2022, GO Bonds(i)	5.00%	08/01/2052	47,500	52,176,603
University of California; Series 2022 BK, RB(i)(l)	5.00%	05/15/2052	40,000	43,774,044
				985,130,360
Colorado–9.01%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,124,055
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,658,226
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,846,430
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	947,095
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	461,278
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,467,543
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	926,044
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,527,859
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,443,594
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,352,683
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,496,970
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,193	3,227,308
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,188	2,211,509
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	500,783
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	$3,100	$3,101,938
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,848,292
Baseline Metropolitan District No. 1;
Series 2021 B, GO Bonds(c)(d)	7.50%	12/01/2024	2,190	2,255,700
Series 2024 B, GO Bonds	6.75%	12/15/2054	2,750	2,805,420
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(b)(h)	6.75%	12/01/2049	3,785	3,561,058
Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,774	2,820,272
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	461,092
Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	6,300,663
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds(c)(d)	7.00%	12/15/2024	670	677,528
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,005,533
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	771,107
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,430,571
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,239	1,251,918
Canyon Pines Metropolitan District; Series 2024, GO Bonds(b)	8.25%	12/01/2053	4,218	4,297,341
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	14,014,027
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,545,000
Series 2024 B, Ref. GO Bonds	6.50%	12/01/2054	1,500	1,570,542
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,020,000
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,082,624
CCP Metropolitan District No. 3; Series 2024, Ref. GO Bonds	5.00%	12/01/2053	1,200	1,219,903
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,867,297
Series 2022, RB	6.50%	12/01/2053	6,850	7,136,246
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,307,394
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,953	3,996,161
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	585,599
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,084,089
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,475,902
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,250	2,258,324
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(b)	5.75%	04/01/2059	2,250	2,342,848
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,655,073
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,078,889
Series 2021 A, RB	5.00%	05/15/2058	10,000	6,545,923
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	110,063
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	455	455,114
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,012,295
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	7,624,413
Series 2020 B, GO Bonds(b)	7.50%	12/15/2050	3,490	3,426,059
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,243	1,245,049
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	2,006,722
Series 2019, GO Bonds	7.75%	12/15/2049	568	552,443
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,800	1,821,837
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(b)	7.25%	12/01/2052	3,600	3,629,413
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(j)	0.00%	12/01/2031	65,565	37,707,251
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2035	$1,010	$1,055,065
Series 2018 A, Ref. RB(a)	5.25%	12/01/2048	7,410	7,711,111
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,959,227
Series 2022 A, RB(a)	5.50%	11/15/2038	1,795	2,032,126
Series 2022 A, RB(a)(i)	5.00%	11/15/2047	15,000	15,883,691
Series 2022 A, RB(a)	4.13%	11/15/2053	7,000	6,857,000
Series 2022 D, Ref. RB(a)(i)	5.75%	11/15/2045	10,000	11,253,847
Series 2022 D, Ref. RB(a)	5.00%	11/15/2053	3,880	4,080,390
Series 2022, RB(i)	4.00%	08/01/2051	18,990	18,912,572
Series 2022, RB(a)(i)	5.00%	11/15/2053	41,500	43,643,342
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	56,185	56,200,855
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,330	1,336,882
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,131,585
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,286	2,352,288
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	20,608,546
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	901,261
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(b)	5.00%	12/01/2041	1,700	1,703,724
Series 2021 A, Ref. GO Bonds(b)	5.00%	12/01/2051	2,000	1,911,390
Series 2021 B, GO Bonds(b)	8.00%	12/15/2051	1,910	1,842,527
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(b)	5.75%	12/01/2046	2,700	2,807,696
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,046,396
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,516,715
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,030	974,533
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	7,232,391
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(b)	6.00%	12/01/2049	2,965	2,974,684
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	942,382
Series 2023 B, GO Bonds(b)	9.00%	12/15/2047	1,046	1,071,031
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	2,968,555
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(b)	4.75%	12/01/2051	3,000	2,494,453
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(b)	8.25%	12/15/2053	2,983	3,166,959
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,366,057
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	789,572
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(b)	7.75%	12/15/2050	515	502,465
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,335,568
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	15,799,512
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,361,864
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	4,951	4,983,276
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,301,617
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	10,055,604
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,532,290
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,136,886
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,087,446
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,440,493
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(b)(c)(d)	5.63%	09/01/2025	1,695	1,777,237
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,835,182
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,863,209
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(b)	6.25%	12/20/2054	2,100	2,120,723
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,737,865
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	2,895,150
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,313,765
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(b)	7.00%	11/01/2052	$7,000	$7,093,499
Series 2022 A, GO Bonds(b)	7.38%	11/01/2052	10,830	11,167,651
Series 2022 B, GO Bonds(b)	9.25%	12/01/2052	9,189	9,498,273
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	616,110
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,886,233
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,197,474
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	513,503
Series 2024 B, GO Bonds	6.25%	12/15/2044	536	542,881
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	765,094
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	607,862
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	830,833
Millers Landing Business Improvement District;
Series 2018 A, RB(b)	6.00%	12/01/2048	7,715	7,726,922
Series 2018 B, RB(b)	8.00%	12/01/2048	2,175	2,093,826
Mineral Business Improvement District; Series 2024 B, GO Bonds(b)	8.50%	12/15/2054	520	525,609
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,472,665
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,434,857
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	982,221
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	976	948,215
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,602,599
Series 2022, RB	7.00%	12/01/2034	5,000	5,202,187
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	4,062,942
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(b)	6.00%	12/01/2054	4,500	4,505,274
Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,670	2,672,764
MW Retail Business Improvement District; Series 2024, RB(b)	6.00%	12/01/2054	2,390	2,432,485
Newlin Crossing Metropolitan District;
Series 2024 A, GO Bonds(b)	5.38%	12/01/2054	1,145	1,169,999
Series 2024 B, GO Bonds(b)	7.75%	12/15/2054	604	613,557
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	16,084,521
Palisade Metropolitan District No. 2;
Series 2024 C, RB(b)	8.00%	12/15/2037	1,500	1,513,708
Series 2024, Ref. RB(b)(h)	5.88%	12/15/2054	1,950	1,789,673
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,285,940
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,683	1,674,703
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	892,210
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,147,509
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(b)	6.50%	08/01/2053	7,185	7,541,045
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,315,669
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,089,727
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,261	2,277,645
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,274,892
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(b)	4.75%	12/01/2045	5,375	3,715,407
PV-ERU Holding Trust; Series 2019, RB(g)(j)	0.00%	02/14/2039	12,585	1,798,556
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds(c)(d)	7.50%	12/01/2024	2,285	2,353,550
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,156,151
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	552,497
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds(c)(d)	5.63%	12/01/2024	4,306	4,334,071
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,398,170
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	691,509
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	$2,000	$1,769,154
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,930	1,923,205
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,078,325
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,648,033
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,878,196
Rocky Mountain Rail Park Metropolitan District; Series 2021 A, GO Bonds(b)	5.00%	12/01/2051	2,500	2,250,549
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	23,749,785
Sabell Metropolitan District;
Series 2020 A, GO Bonds(b)	5.00%	12/01/2050	1,058	1,063,808
Series 2020 B-3, GO Bonds(b)	8.25%	12/15/2050	605	609,941
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	7,197,317
Series 2023 B, RB	9.25%	12/15/2053	891	896,428
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,069,542
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,649,949
Series 2021 C, GO Bonds(b)	7.63%	12/15/2052	8,288	7,863,819
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	600,750
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,637,165
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,498,649
Sky Ranch Community Authority Board;
Series 2019 B, RB(c)(d)	7.63%	12/02/2024	720	734,400
Series 2022 A, RB	5.75%	12/01/2052	5,000	5,012,095
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,410,103
Series 2024 B, GO Bonds	6.50%	12/15/2054	557	568,684
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,822,713
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	870,576
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,965,980
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	809,938
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(b)	9.50%	12/15/2045	360	373,156
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,355	1,344,511
Series 2020 B, GO Bonds	8.50%	12/15/2049	637	630,735
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,650,439
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,691,763
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,022,707
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(b)(h)	6.75%	09/20/2054	3,500	2,560,829
Series 2024 B, GO Bonds(b)	8.75%	09/20/2054	2,100	2,102,490
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,921,848
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	708	715,330
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	29,083,855
Series 2023, RB	8.38%	12/15/2054	7,500	7,693,615
Series 2024 A, Ref. RB(b)	5.75%	12/01/2054	1,450	1,487,347
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	984,785
Series 2024 B, Ref. RB(b)	8.25%	12/15/2054	1,475	1,491,914
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	945,722
Series 2024, RB	5.63%	12/01/2043	1,437	1,502,608
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,194,749
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	6,000	6,061,862
Series 2024 A-2, Ref. GO Bonds(h)	6.25%	12/01/2054	5,920	4,542,672
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,638,109
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,657,884
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,348,938
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	$1,780	$1,784,257
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,419,857
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,572	1,587,908
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	506,018
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,332,638
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,453,393
Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,255,842
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	820	820,031
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(b)	5.63%	12/01/2048	1,348	1,358,309
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	999,222
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,277	1,285,233
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,780,079
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,386,180
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(c)(d)	5.00%	12/01/2024	600	618,000
Series 2019 B, GO Bonds(b)(c)(d)	7.75%	12/01/2024	504	519,120
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	733,703
Willow Springs Metropolitan District;
Series 2019 B, GO Bonds(c)(d)	7.75%	12/01/2024	650	669,500
Series 2024 B, GO Bonds(b)	6.50%	10/15/2054	645	656,223
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,961,498
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,752	1,735,418
				911,050,404
Connecticut–0.03%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	3,086,601
				3,143,001
District of Columbia–2.65%
District of Columbia; Series 2024, RB(b)(h)	6.60%	06/01/2049	4,250	2,545,489
District of Columbia (Green Bonds); Series 2022 A, RB(a)	5.50%	02/28/2037	1,850	2,146,049
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	27,605	28,498,657
Series 2006 C, RB(j)	0.00%	06/15/2055	900,680	97,932,467
Series 2006 D, RB(j)	0.00%	06/15/2055	555,000	54,601,455
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	4.00%	10/01/2035	11,530	11,548,135
Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	9,383,551
Series 2021 A, Ref. RB(a)	4.00%	10/01/2051	15,800	15,242,521
Series 2024 A, Ref. RB(a)	5.50%	10/01/2054	17,000	18,707,851
Washington (State of) Metropolitan Area Transit Authority; Series 2023 A, RB(i)	5.25%	07/15/2053	25,000	27,529,808
				268,135,983
Florida–10.46%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	750	738,266
Series 2016, RB	6.00%	05/01/2047	1,745	1,770,587
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,355	2,418,155
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,425	1,426,074
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,610	2,679,679
Series 2023, RB	5.63%	05/01/2054	3,230	3,335,358
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,511,950
Series 2024, RB(b)	5.25%	05/01/2055	1,000	1,009,678
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,567,423
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2017, RB(a)	5.00%	10/01/2047	$8,205	$8,340,025
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,935,354
Series 2019 A, RB(a)	4.00%	10/01/2049	8,000	7,712,784
Series 2019 B, RB(a)	4.00%	09/01/2044	5,000	4,859,244
Series 2019 B, RB(a)	4.00%	09/01/2049	10,000	9,552,912
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	20,061,856
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	835	835,349
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group);
Series 2024, Ref. RB(b)	5.00%	06/15/2054	1,200	1,201,904
Series 2024, Ref. RB(b)	5.00%	06/15/2064	3,590	3,553,865
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,507,307
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,055,409
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,760	2,337,666
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(b)	5.63%	08/01/2037	1,025	899,960
Series 2017, RB(b)	5.88%	08/01/2052	3,925	3,162,011
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(b)	5.38%	06/15/2038	850	857,731
Series 2018 A, RB(b)	5.38%	06/15/2048	1,590	1,578,420
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(b)	5.00%	12/15/2055	6,800	6,258,597
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(b)(e)	5.75%	06/01/2054	3,735	3,391,957
Series 2019 B, RB (Acquired 04/25/2019; Cost $290,000)(b)(e)	6.00%	06/01/2028	290	280,777
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(b)	5.00%	10/15/2047	1,100	1,103,431
Series 2017 A, RB(b)	5.00%	10/15/2052	755	755,554
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(b)	5.25%	06/01/2064	5,000	4,959,754
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(b)	8.50%	06/15/2035	470	480,251
Series 2024, RB(b)	6.63%	06/15/2054	14,795	15,425,916
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(b)	7.00%	07/01/2030	665	653,308
Series 2024, RB(b)	5.25%	07/01/2059	4,130	4,095,934
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(b)	6.50%	12/15/2053	1,815	1,851,146
Series 2023, RB(b)	6.50%	12/15/2058	3,100	3,153,925
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	776,879
Series 2015, RB	5.75%	11/01/2047	1,855	1,883,675
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,500	2,632,041
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	4,185	2,803,950
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(e)(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(b)	5.00%	12/01/2037	1,150	1,158,900
Series 2017 A, RB(b)	5.00%	12/01/2047	1,875	1,842,305
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	794,300
Creekview Community Development District (Phase 2); Series 2024, RB(b)	5.63%	05/01/2055	3,500	3,527,842
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	70	70,719
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,030,594
Series 2024, RB	5.75%	05/01/2054	1,230	1,263,204
Florida Development Finance Corp.; Series 2022, RB(a)(b)(d)	8.25%	02/14/2025	18,500	19,063,645
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)	12.00%	07/15/2028	$36,125	$38,554,392
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.00%	07/01/2044	15,000	15,721,090
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.25%	07/01/2047	18,250	19,356,846
Series 2024, Ref. RB(a)	5.25%	07/01/2047	23,885	24,647,170
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.25%	07/01/2053	38,285	40,265,763
Series 2024, Ref. RB(a)	5.50%	07/01/2053	56,825	59,332,034
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(b)	6.00%	08/15/2057	3,250	3,273,541
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(b)	5.00%	07/15/2046	6,045	5,966,024
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(d)	4.38%	10/01/2031	8,000	8,093,291
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	302,895
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	985,603
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(e)	7.00%	03/01/2030	4,209	1,894,144
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(e)(j)	0.00%	03/01/2030	2,393	119,647
Greater Orlando Aviation Authority;
Series 2017 A, RB(a)	5.00%	10/01/2047	10,000	10,164,564
Series 2017 A, RB(a)	4.00%	10/01/2052	25,100	24,208,142
Series 2019 A, RB(a)	4.00%	10/01/2044	13,180	13,070,680
Series 2019 A, RB(a)	4.00%	10/01/2049	16,490	15,922,577
Hamilton Bluff Community Development District;
Series 2024, RB	5.50%	05/01/2044	1,000	1,021,311
Series 2024, RB	5.80%	05/01/2054	1,000	1,018,819
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	255	255,207
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(a)(i)	5.00%	10/01/2047	10,000	10,462,193
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2022 A, RB(a)	4.00%	10/01/2052	14,800	14,227,199
Series 2024, RB(a)	5.50%	10/01/2054	20,000	22,211,550
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(i)	5.50%	11/15/2054	46,100	52,339,266
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,981,345
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	425,031
Series 2024 A, RB	5.63%	05/01/2055	685	692,606
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	2,775	2,442,369
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,248,747
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(b)	5.00%	01/15/2049	820	799,669
Series 2019, RB(b)	5.00%	01/15/2054	635	608,671
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,018,165
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(b)(e)	7.13%	01/01/2052	21,000	15,750,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(b)	5.50%	07/15/2048	1,685	1,690,909
Series 2018 A, RB(b)	5.75%	07/15/2053	1,830	1,848,284
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	428,805
Series 2024 A, RB	5.60%	05/01/2055	685	691,043
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	1,000	1,061,963
Series 2023, RB	6.38%	05/01/2054	1,330	1,422,193
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	771,831
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2046	21,500	22,399,964
Series 2021 B, RB(a)	4.00%	10/01/2051	10,000	9,569,685
Series 2024, RB(a)	5.25%	10/01/2049	25,150	27,205,266
Series 2024, RB(a)	5.25%	10/01/2054	2,500	2,684,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(b)	5.38%	12/01/2032	$1,000	$790,118
Series 2017 A, RB(b)	5.63%	12/01/2037	3,380	2,671,473
Series 2017 A, RB(b)	5.75%	12/01/2052	18,210	14,171,505
Lee (County of), FL Industrial Development Authority (Preserve); Series 2017 A, RB(b)	5.00%	12/01/2027	325	258,767
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,145	2,147,223
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	535	506,906
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	160	161,069
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,068
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	14,115	14,403,399
Series 2022 A, Ref. RB(a)	5.25%	10/01/2052	30,840	32,990,523
Series 2023 A, Ref. RB(a)	5.00%	10/01/2047	12,210	12,882,765
Series 2023, RB(i)	5.00%	07/01/2052	25,475	27,296,598
Subseries 2021 B-1, Ref. RB(a)	4.00%	10/01/2046	16,935	15,977,211
Subseries 2021 B-1, Ref. RB(a)	4.00%	10/01/2050	44,465	41,520,603
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,596,436
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	11,031,553
Series 2022, RB	5.00%	07/01/2048	8,035	8,641,171
Series 2022, RB(i)	5.00%	07/01/2050	14,210	15,231,321
Series 2022, RB(i)	5.00%	07/01/2051	30,980	33,210,953
Series 2022, RB	5.00%	07/01/2052	10,000	10,715,053
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	1,300	1,300,270
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,135,000)(e)	6.90%	01/01/2038	8,135	7,213,163
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	980	1,020,451
Series 2023, RB	6.00%	05/01/2054	1,475	1,536,287
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,877,342
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,126,542
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,829,717
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	7,265	7,358,411
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,630	1,648,575
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,650)(a)(b)(e)	5.88%	01/01/2033	22,370	20,108,210
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	2,952,500
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	110	110,093
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,279,737
Series 2023, RB	6.38%	11/01/2053	1,400	1,493,027
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,547,801
Series 2023, RB	5.75%	05/01/2053	2,320	2,390,006
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,940	2,794,727
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,251,626
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,305,063
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,285	5,297,567
Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,620,005
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	$485	$485,403
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	877,806
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,025	9,032,401
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	1,500	1,558,164
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,185	2,258,425
Series 2023, RB	5.50%	05/01/2054	2,445	2,519,547
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(b)	5.63%	01/01/2060	2,000	2,070,581
Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	155	155,939
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,091,522
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,827,517
Series 2016 A-2, RB	5.38%	05/01/2046	1,390	1,399,586
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,050	2,059,070
Waterstone Community Development District;
Series 2007 A, RB(g)(h)	6.88%	05/01/2037	1,214	853,718
Series 2007 B, RB(g)(j)	0.00%	11/01/2028	3,542	2,635,359
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	1,011,300
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,865	6,872,925
Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	465,754
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,574,087
Series 2022, RB	5.50%	05/01/2053	2,500	2,598,231
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,566,452
Series 2023, RB	5.63%	05/01/2053	1,500	1,567,066
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,300	1,300,982
Westside Community Development District;
Series 2019-2, RB(g)	5.65%	05/01/2037	1,010	843,101
Series 2019-2, RB(g)	7.20%	05/01/2038	520	495,629
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,555	1,601,073
Series 2023, RB	5.60%	05/01/2053	2,330	2,398,403
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(b)	4.80%	05/01/2055	3,250	3,278,100
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $2,513,763)(e)(f)(g)	5.63%	05/01/2037	2,635	1,448,962
				1,056,900,465
Georgia–1.45%
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(a)	5.00%	07/01/2040	3,000	3,237,613
Series 2023, RB(a)	5.25%	07/01/2042	13,025	14,379,256
Series 2023, RB(a)	5.25%	07/01/2043	6,825	7,506,900
Series 2023, RB(a)	5.25%	07/01/2044	3,500	3,838,716
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(b)	5.56%	12/15/2048	25,000	21,554,528
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(b)	6.75%	06/15/2064	1,750	1,808,284
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(b)	6.00%	06/15/2043	480	495,678
Series 2023, RB(b)	6.40%	06/15/2053	1,850	1,909,646
Series 2023, RB(b)	6.38%	06/15/2058	1,250	1,281,779
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,872,991
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	7,124,690
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$3,100	$3,100,772
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,851,532
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,533,094
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,213,745
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,430	1,357,428
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,549,179
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,193,844
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,375,906
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(b)	5.00%	01/01/2054	4,750	4,671,207
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(b)	5.00%	11/01/2037	1,750	1,768,816
Series 2017 A, Ref. RB(b)	5.00%	11/01/2047	2,000	1,986,425
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,708,570
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,729,326
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,137,200
Series 2018 A-2, RB(d)	5.50%	12/01/2028	2,035	2,007,092
				146,194,217
Hawaii–0.40%
Hawaii (State of);
Series 2022 A, RB(a)	5.00%	07/01/2047	1,500	1,574,856
Series 2022-XX1217, RB (INS - BAM)(a)(i)(k)(l)	5.00%	07/01/2051	32,450	34,032,025
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(a)	3.25%	01/01/2025	5,000	4,974,564
				40,581,445
Idaho–0.12%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(b)	5.50%	09/01/2053	2,000	2,053,302
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	775,960
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	8,083,538
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(b)	6.00%	07/01/2039	370	384,184
Series 2018 A, RB(b)	6.00%	07/01/2054	1,135	1,163,144
				12,460,128
Illinois–2.42%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(a)	6.13%	02/20/2042	30	30,019
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(a)	5.00%	01/01/2048	11,840	12,121,584
Series 2018 A, Ref. RB(a)	5.00%	01/01/2053	6,245	6,393,138
Series 2022 A, RB(a)	5.50%	01/01/2055	20,000	21,514,248
Series 2024 A, RB(a)	5.50%	01/01/2053	41,800	45,772,760
Series 2024 A, RB(a)	5.50%	01/01/2059	5,000	5,466,652
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	2,200	2,193,340
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,148,487
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,549,072
Series 2016, RB	6.00%	04/01/2046	5,700	5,907,175
Series 2018, RB	5.00%	04/01/2046	7,555	7,642,059
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	781	781,300
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	5,113,065
Evanston (City of), IL (Roycemore School); Series 2021, RB(b)	4.63%	04/01/2051	1,250	989,187
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,774	1,702,069
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	10,840	8,256,613
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	$5,000	$5,456,296
Series 2014, GO Bonds(c)(d)	5.00%	01/14/2025	5,140	5,149,386
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	653,936
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,907,250
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,533,619
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,183,656
Series 2024 B, GO Bonds	5.25%	05/01/2048	4,000	4,351,769
Series 2024 C, GO Bonds	4.00%	10/01/2048	35,205	33,229,109
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,942,501
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	2,940	2,943,997
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,011,728)(e)	5.00%	02/15/2027	2,000	500,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(e)	5.00%	02/15/2037	7,000	1,750,000
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,887,506
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,827,842
Series 2017, Ref. RB	5.00%	08/01/2042	575	583,880
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(e)	5.13%	02/15/2045	3,120	780,000
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,500,712
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(b)	5.63%	08/01/2053	3,500	3,752,959
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,079,172
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,039,825
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,322,464)(e)	5.00%	11/01/2049	2,450	1,488,389
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	575,283
Series 2014, Ref. RB	6.13%	02/01/2045	1,000	1,000,364
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	707,194
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,970	2,998,143
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,438,760
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(b)	5.45%	01/01/2046	1,640	1,280,801
Series 2016 A, RB(b)	5.60%	01/01/2056	1,775	1,350,377
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGM)(j)(k)	0.00%	12/15/2041	5,000	2,544,477
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,201,451
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,942,118
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,084	1,046,499
Southwestern Illinois Development Authority; Series 2006, RB(f)	5.63%	11/01/2026	2,655	1,593,057
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(j)	0.00%	12/31/2038	1,915	1,591,417
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,188,733
				244,581,246
Indiana–1.44%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,177,474
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(b)	5.38%	01/01/2040	2,745	2,421,927
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,790	10,538,981
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,248,601
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(b)	5.63%	01/01/2038	7,000	6,442,260
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	400	371,302
Series 2017, RB	5.35%	01/01/2038	3,850	3,389,388
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,070,853
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(b)	5.90%	07/01/2038	770	772,174
Series 2018 A, Ref. RB(b)	6.00%	07/01/2048	1,185	1,187,470
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	$6,725	$6,724,804
Series 2016, RB	5.50%	01/01/2037	3,740	3,392,227
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(b)	5.38%	10/01/2040	11,900	10,533,671
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(b)	5.00%	01/01/2039	3,365	2,781,457
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	22,488,227
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(b)	5.25%	11/01/2040	4,500	3,996,084
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	900	855,967
Series 2017, RB	5.88%	01/01/2037	4,570	4,285,960
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	855	856,987
Series 2017, RB	5.80%	01/01/2037	5,160	5,185,427
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,823,847
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,170	17,250,306
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(b)	5.10%	01/01/2032	380	358,810
Series 2017, RB(b)	5.38%	01/01/2038	5,475	4,986,992
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,845	7,858,249
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,434,314
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(b)	5.38%	12/01/2041	3,600	3,036,427
Vincennes (City of), IN; Series 2016, Ref. RB(b)(f)	6.25%	01/01/2029	2,530	1,771,000
				145,241,186
Iowa–0.46%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,412,097
Series 2018, RB	6.00%	10/01/2048	2,780	2,784,486
Iowa (State of) Finance Authority; Series 2007, RB(f)	5.90%	12/01/2028	1,160	30,392
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	13,403,512
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	9,012,338
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	696,532
Series 2018, RB	5.13%	08/01/2048	3,500	3,028,148
Series 2018, RB	5.25%	08/01/2055	4,000	3,375,661
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(a)(b)	5.00%	12/01/2051	5,795	4,752,355
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(b)	6.00%	11/01/2042	7,210	7,272,969
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	60	59,826
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	236,066
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	95	95,000
				46,159,382
Kansas–0.23%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	4.00%	09/01/2052	2,500	2,508,904
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,297,213
Olathe (City of), KS; Series 2006, RB(g)(m)	5.00%	03/01/2026	2,335	933,869
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	10,231,093
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	4,890	5,012,741
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,408,738
				23,392,558
Kentucky–0.07%
Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $895,038)(e)	6.75%	03/01/2029	965	931,827
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Ludlow (City of), KY; Series 2023, RB(b)(h)	7.50%	03/01/2053	$7,750	$6,008,877
				6,940,704
Louisiana–1.50%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(a)(b)	5.25%	05/01/2043	1,220	1,139,385
Series 2019, RB(b)	4.40%	11/01/2044	2,820	2,841,082
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,608,629
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,805,437
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(b)	5.38%	11/01/2038	1,725	1,817,109
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(b)	3.88%	11/01/2045	3,820	3,577,345
Louisiana (State of) Public Facilities Authority; Series 2023, RB(a)(b)(d)	6.75%	10/01/2028	11,000	12,004,618
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(a)	5.50%	09/01/2059	38,105	41,269,898
Series 2024, RB(a)	5.75%	09/01/2064	29,830	32,817,973
Plaquemines Port Harbor & Terminal District; Series 2024 A, RB(b)	9.00%	12/01/2044	17,385	17,856,765
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(b)	6.35%	07/01/2040	5,115	5,660,413
Series 2010 2, RB(b)	6.35%	10/01/2040	440	486,917
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,652,639
				151,538,210
Maine–0.12%
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(a)	6.88%	10/01/2026	12,265	12,291,172
Maryland–0.52%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,095,324
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,360,888
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,838,292
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,435,776
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,697,936
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,230,119
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,013,989
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,119,287
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,276,110
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,561,490
Baltimore (City of), MD (Wastewater); Series 2014 C, RB	5.00%	07/01/2044	5,000	5,002,157
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,653,541
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(a)	5.25%	06/30/2055	10,315	10,793,314
				52,078,223
Massachusetts–1.28%
Massachusetts (Commonwealth of); Series 2024 A, GO Bonds	5.00%	01/01/2054	82,650	90,138,528
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2024 B, RB	5.25%	07/01/2054	13,255	14,786,077
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(b)	5.13%	11/15/2046	4,565	4,712,924
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,002,489
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(a)(i)	5.00%	07/01/2046	15,000	15,757,455
				129,397,473
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.59%
Academy of Warren; Series 2020 A, RB(b)	5.50%	05/01/2050	$1,000	$971,962
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	413,522
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,179,008
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,460	1,479,194
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,570	2,569,807
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,979,429
Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,949,680
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(i)(k)	6.00%	05/01/2029	7,580	8,089,595
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,965,332
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	16,614,893
Series 2019 A, Ref. RB	5.75%	04/01/2054	9,290	7,800,407
Series 2019 B, RB	6.00%	04/01/2027	2,595	2,509,320
Michigan (State of); Series 2023, RB(i)	5.25%	11/15/2049	16,925	19,039,227
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,395,544
Series 2007, RB	6.50%	12/01/2037	490	490,283
Series 2008 C, RB(j)	0.00%	06/01/2058	584,475	19,823,113
Series 2014, Ref. RB(b)	6.75%	07/01/2044	7,245	7,175,358
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,388,749
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,969,488
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	935	935,072
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(b)	6.25%	07/01/2029	2,950	2,932,872
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,052,626
Michigan (State of) Housing Development Authority; Series 2023 A, RB(i)	5.15%	10/01/2058	20,000	20,929,520
Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	5,035,849
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,294,842
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	6,158,877
Wayne (County of), MI; Series 1999, RB(a)	6.00%	12/01/2029	12,970	12,989,705
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2014, RB(a)	5.00%	12/01/2039	1,395	1,395,228
				160,528,502
Minnesota–1.02%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,339,096
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,460,536
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,534,350
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,726	5,235,474
Series 2016 B, RB	6.50%	11/01/2035	3,014	1,808,381
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	5,500	5,490,742
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(b)	5.00%	12/01/2050	6,630	5,646,936
Series 2021 B, RB(b)	6.50%	12/01/2026	345	338,659
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,080,401
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	11,184,408
Series 2021 B, RB	6.00%	07/01/2028	625	603,906
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(a)	6.85%	12/01/2029	6,570	6,584,721
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(a)	5.00%	01/01/2047	4,000	4,168,411
Series 2022 B, Ref. RB(a)	5.25%	01/01/2047	3,775	4,038,542
Series 2024, RB(a)	5.25%	01/01/2049	15,000	16,231,617
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,971,288
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(b)	5.00%	08/01/2053	500	499,210
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(b)	6.25%	07/01/2037	$1,075	$1,099,792
Series 2017 A, RB(b)	6.50%	07/01/2048	4,740	4,826,114
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	430,798
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,207,412
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,087	1,011,341
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(b)	5.50%	07/01/2052	1,075	1,086,001
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	961,655
Series 2019, RB	5.00%	07/01/2055	1,000	940,402
				102,780,193
Mississippi–0.23%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(k)	5.00%	03/01/2036	10,000	11,214,226
Mississippi State University Educational Building Corp.; Series 2017 A, Ref. RB	4.00%	08/01/2043	6,515	6,527,785
Stonebridge Public Improvement District; Series 2007, RB(f)	7.50%	10/01/2042	16,410	4,102,500
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,260	1,260,714
				23,105,225
Missouri–1.48%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(f)	5.75%	06/01/2026	4,900	735,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	8,000	7,229,382
Series 2007 A, RB(g)	5.75%	05/01/2026	1,530	1,424,407
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,925	1,874,742
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,480	3,041,898
Chesterfield Valley Transportation Development District; Series 2018, RB(h)	5.50%	05/15/2046	4,960	3,350,569
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	3,100	3,069,484
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(m)	5.00%	05/01/2026	3,020	1,540,200
Series 2006 A, RB(g)(m)	5.00%	05/01/2036	3,825	1,950,750
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(b)	5.25%	12/01/2048	4,900	4,926,079
Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(b)	5.00%	07/01/2040	4,785	4,504,208
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(b)	5.00%	06/01/2046	1,875	1,900,713
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(a)	5.00%	03/01/2054	50,235	51,309,878
Series 2019 B, RB (INS - AGM)(a)(k)	5.00%	03/01/2055	16,490	16,849,240
Series 2020, RB(a)	4.00%	03/01/2045	6,400	6,311,630
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(b)	5.00%	04/01/2046	1,890	1,791,921
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,141,422
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,932,091
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,658,039
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,100	986,415
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(g)	5.75%	03/01/2029	750	412,500
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,656,006
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,750	1,834,164
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	469	418,302
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	405	388,694
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	$1,108	$232,680
Series 2007, RN(g)(m)	6.30%	04/01/2027	3,043	152,150
Series 2024, RB (INS - AGM)(k)	5.25%	07/01/2054	7,500	8,264,972
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(g)	5.50%	05/29/2028	2,031	609,295
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(m)	6.00%	08/21/2026	1,660	132,800
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(m)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(g)	5.50%	01/20/2028	2,131	660,610
Series 2007 B, RN(g)(m)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	91,600
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,112,878
Series 2018 A, RB	5.00%	04/01/2048	1,955	1,988,200
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,703,155
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(b)	5.88%	03/01/2033	3,100	2,956,929
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(g)	5.75%	04/01/2027	975	273,000
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	6.00%	10/01/2049	4,575	4,635,014
				149,535,857
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	5,935	890,250
Nebraska–0.13%
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	12,660	12,949,805
Nevada–0.18%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	410	410,885
Series 2007 A, RB	5.05%	02/01/2031	730	731,574
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,195	1,203,403
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	960	959,323
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	10	10,027
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(a)(d)	8.13%	08/15/2025	7,500	7,728,498
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(b)(j)	0.00%	07/01/2058	18,500	2,821,435
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2054	4,500	4,796,276
				18,661,421
New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,263	24,797,131
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(d)	4.15%	10/01/2034	6,000	6,013,979
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	17,467	17,054,738
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(j)	0.00%	04/01/2032	5,000	3,208,883
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(b)(j)	0.00%	12/01/2034	40,000	21,364,744
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(b)	5.25%	07/01/2039	1,400	1,407,640
Series 2019 A, RB(b)	5.63%	07/01/2046	770	775,534
Series 2019 A, RB(b)	5.75%	07/01/2054	5,430	5,462,792
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(b)	5.63%	12/15/2033	6,855	7,032,292
Series 2024, RB(b)	6.25%	12/15/2038	3,565	3,761,101
				90,878,834
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–1.34%
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	$1,500	$1,347,780
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $532,402)(b)(e)	5.75%	10/01/2026	540	528,623
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(b)(e)	5.00%	10/01/2039	6,000	4,836,438
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.25%	09/15/2029	3,950	3,954,306
Series 2000 B, RB(a)	5.63%	11/15/2030	8,550	8,584,241
Series 2003, RB(a)	5.50%	06/01/2033	8,000	8,053,733
Series 2012, RB(a)	5.75%	09/15/2027	12,805	12,823,642
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(b)	6.50%	11/01/2052	690	727,594
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(b)	5.38%	07/01/2047	1,865	1,797,626
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(b)	6.00%	10/01/2034	565	565,526
Series 2014 A, RB(b)	6.20%	10/01/2044	750	750,562
Series 2014 A, RB(b)	6.30%	10/01/2049	500	500,380
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(b)	5.38%	10/01/2050	5,000	4,982,296
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,679	2,902,967
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,001,365
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,177,078
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	2,072,370
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,900,000)(b)(e)	5.75%	10/01/2038	4,900	3,666,229
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, RB(j)	0.00%	12/15/2039	10,000	5,636,341
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,620,717
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	22,640	23,105,279
Series 2018 A, Ref. RB	5.25%	06/01/2046	8,140	8,385,943
Series 2018 B, Ref. RB	5.00%	06/01/2046	32,750	32,914,805
				134,935,841
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	591,440
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	40	39,363
Series 2015 B, RB	5.90%	09/01/2032	265	262,222
Series 2015 C, RB	5.90%	09/01/2032	340	328,099
Series 2015 D, RB(j)	0.00%	03/01/2032	330	177,314
				1,398,438
New York–18.47%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(n)	5.50%	12/31/2040	9,655	9,675,463
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(j)	0.00%	06/01/2055	17,700	1,456,218
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(a)(e)	6.25%	06/01/2047	4,025	2,848,685
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(f)	5.88%	01/01/2052	5,400	2,970,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,077,120
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	5.00%	11/15/2046	2,555	2,772,070
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	$10,000	$10,330,634
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,853,026
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	23,290,095
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	11,688,413
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,941,728
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	31,333,049
Series 2024 A, Ref. RB	5.50%	11/15/2047	20,000	22,470,180
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,588,023
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	16,715	16,705,006
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	76,835	76,949,953
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $7,982,603)(e)(f)	5.00%	01/01/2058	8,272	1,250,083
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(b)(e)(f)	9.00%	01/01/2041	3,970	3,970,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,803,403
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	3,401,666
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(a)	4.00%	11/01/2059	25,765	24,329,761
Series 2020 221, RB(a)	4.00%	07/15/2055	31,230	29,541,094
Series 2020 221, RB(a)	4.00%	07/15/2060	15,590	14,552,774
Two Hundred and Eighteenth Series 2019, RB(a)(i)	5.00%	11/01/2044	46,300	47,987,890
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2047	19,725	20,123,766
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	7,000	7,589,928
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.50%	08/01/2052	12,715	13,938,010
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	1,850	1,796,264
Two Hundredth Series 2017, Ref. RB(i)	5.00%	10/15/2047	10,000	10,339,381
New York (City of), NY;
Series 2022 A-3, VRD GO Bonds(o)	0.65%	09/01/2049	5,000	5,000,000
Series 2022-XF1336, RB(i)	5.00%	06/15/2051	25,000	26,762,508
Series 2024 AA-1, RB(i)	5.25%	06/15/2053	15,000	16,700,855
Series 2024 D, GO Bonds	5.25%	04/01/2054	15,000	16,669,666
Subseries 2012 A-2, VRD GO Bonds (LOC - Mizuho Bank, Ltd.)(n)(o)	2.13%	10/01/2038	20,000	20,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2021 CC-1, RB	4.00%	06/15/2051	15,000	14,920,656
Series 2022-XF1336, RB(i)	5.00%	06/15/2052	10,000	10,740,988
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,910,023
Series 2022, RB(i)	5.00%	02/01/2051	12,000	12,898,338
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,152,438
Series 2023 A-1, RB(i)	5.00%	05/01/2053	15,500	16,795,538
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	9,417,130
Series 2024 C, RB(i)(l)	5.25%	05/01/2050	30,000	33,447,573
Series 2024 C, RB(i)	5.00%	05/01/2053	20,000	21,755,234
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(i)	5.00%	03/15/2041	23,765	25,108,497
Series 2019 A, Ref. RB(c)(i)	4.00%	03/15/2049	10,000	9,965,705
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	10,097,406
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	24,991,307
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,708,015
Series 2022-XF2996, RB(i)	5.00%	03/15/2042	15,000	18,226,632
Series 2024 A, Ref. RB	5.25%	03/15/2052	9,000	10,006,710
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	27,000	29,876,467
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,500	1,616,321
Series 2024, RB (INS - AGC)(k)	5.50%	10/01/2054	3,000	3,365,252
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	2,790	2,737,784
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(k)	5.13%	11/15/2063	$20,000	$21,915,460
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	19,250	18,992,749
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,379,940
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	10,396,400
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	16,797,756
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	36,577,194
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,895,688
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	16,891,129
New York Counties Tobacco Trust V; Series 2005 S4B, RB(b)(j)	0.00%	06/01/2060	234,000	10,738,424
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(i)	5.00%	03/15/2045	15,520	16,943,827
Series 2023, RB(i)	5.00%	03/15/2050	15,000	16,202,429
New York State Urban Development Corp. (Green Bonds); Series 2023, Ref. RB	5.00%	03/15/2056	13,055	14,154,428
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	26,115	26,158,756
Series 2016, Ref. RB(a)	5.00%	08/01/2031	43,220	43,274,366
Series 2020, Ref. RB(a)	5.25%	08/01/2031	12,755	13,377,718
Series 2020, Ref. RB(a)	5.38%	08/01/2036	9,800	10,338,338
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(a)	5.00%	10/01/2040	20,000	20,805,774
Series 2020, RB(a)	4.38%	10/01/2045	10,000	9,747,622
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGM)(a)(k)	5.00%	06/30/2049	10,000	10,376,843
Series 2023, RB(a)	6.00%	06/30/2054	40,055	43,727,427
Series 2023, RB (INS - AGM)(a)(k)	5.13%	06/30/2060	57,890	60,162,426
Series 2023, RB(a)	5.38%	06/30/2060	32,750	34,270,085
Series 2024, RB(a)	5.25%	06/30/2049	2,500	2,653,169
Series 2024, RB(a)	5.50%	06/30/2054	15,910	17,089,954
Series 2024, RB (INS - AGM)(a)(k)	5.25%	06/30/2060	20,000	21,261,960
Series 2024, RB(a)	5.50%	06/30/2060	27,360	29,248,256
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,500,044
Series 2023, RB(a)	6.00%	04/01/2035	21,500	24,194,292
Series 2023, RB(a)	5.63%	04/01/2040	27,500	29,772,319
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGC)(a)(h)(k)	5.00%	12/31/2054	2,750	1,845,579
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGC)(a)(k)	5.25%	12/31/2054	12,500	13,473,401
Series 2024, Ref. RB(a)	5.50%	12/31/2054	14,750	15,996,629
Series 2024, Ref. RB(a)	5.50%	12/31/2060	24,425	26,324,649
Oneida Indian Nation; Series 2024 A, RB(b)	8.00%	09/01/2040	8,355	8,419,352
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,540,151
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25,140	26,924,279
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	12,801,649
Series 2022-XF1332, RB(i)	5.25%	05/15/2052	35,130	38,507,300
Series 2024 A-1, RB	5.25%	05/15/2059	25,000	27,563,597
Series 2024 A-1, RB	5.25%	05/15/2064	29,825	32,908,141
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2024, Ref. RB	5.25%	05/15/2054	10,000	11,125,591
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(i)	5.00%	11/15/2049	$17,640	$18,511,589
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,290,135
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,955,440
Series 2022 A, Ref. RB(i)	4.00%	05/15/2051	18,225	17,929,064
Series 2022 D-2, RB(i)	5.25%	05/15/2047	16,700	18,562,224
Series 2022, RB(i)	5.25%	05/15/2052	25,000	27,453,348
Series 2022, RB(i)	5.25%	05/15/2057	20,000	21,830,738
Series 2022, RB(i)	5.25%	05/15/2062	31,400	34,117,673
Series 2023 A, RB	4.25%	05/15/2058	16,000	16,169,842
Series 2023 A, RB(i)	4.25%	05/15/2058	40,000	40,424,604
Subseries 2023 B-1, RB(i)	5.25%	11/15/2053	34,565	38,342,782
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,890	3,657,204
Series 2016 B, Ref. RB	5.00%	06/01/2048	3,590	3,368,326
				1,866,332,786
North Carolina–0.49%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(a)(k)	5.25%	07/01/2048	4,975	5,378,994
Series 2023, RB (INS - AGM)(a)(k)	5.25%	07/01/2053	10,535	11,318,269
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,980	5,153,634
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,115,285
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	9,921,042
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(k)	5.00%	01/01/2058	14,975	16,141,003
				49,028,227
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(a)(b)(e)(f)(g)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(a)(b)(e)(f)(g)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(b)	5.00%	10/01/2033	19,490	17,414,280
Ohio–3.02%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,000	2,731,037
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	192,110	176,175,532
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	100,000	9,668,180
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(b)	5.38%	01/01/2039	1,500	1,503,899
Series 2024, Ref. RB(b)	5.88%	01/01/2049	1,650	1,658,560
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(b)	4.50%	12/01/2055	725	643,228
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	840,742
Series 2018, Ref. RB	5.50%	12/01/2043	735	755,016
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,944,606
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,550	10,793,059
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	7,085,697
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,008,548
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(b)	7.50%	12/01/2055	4,575	4,673,867
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,801,418
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	2,500	2,499,899
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(b)	5.00%	12/01/2040	1,690	1,694,092
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lorain (County of), OH Port Authority; Series 2005 A, RB(a)	6.00%	11/15/2025	$90	$90,042
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	2,051,593
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	6,483,588
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,020	960,088
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(b)	5.00%	07/01/2049	7,000	6,980,062
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	21,570	21,342,840
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	3,490	3,747,153
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(b)	5.45%	01/01/2038	5,400	4,546,734
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	15,000	16,429,006
Warren (County of), OH Port Authority;
Series 2019 D, RB(b)	4.00%	12/01/2039	2,115	1,946,271
Series 2019 D, RB(b)	5.00%	12/01/2052	3,670	3,654,724
Series 2019, RB(b)	5.25%	12/01/2052	6,020	5,503,875
				305,213,356
Oklahoma–0.55%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,965	3,884,905
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(b)	5.25%	06/15/2034	500	518,432
Series 2024, RB(b)	6.00%	06/15/2044	875	911,113
Series 2024, RB(b)	6.25%	06/15/2054	1,000	1,046,364
Series 2024, RB(b)	6.50%	06/15/2064	2,600	2,746,166
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(a)	6.50%	09/01/2026	100	100,230
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(d)	5.00%	06/01/2025	43,705	43,947,956
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(b)	4.00%	12/01/2043	2,385	2,271,827
				55,426,993
Ontario–0.20%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	18,763	19,813,910
Oregon–1.07%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,003,764
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,004,433
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	7,000	6,943,992
Oregon (State of) Facilities Authority;
Series 2015 A, RB(b)	5.75%	06/15/2046	1,940	1,930,465
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,555,322
Portland (Port of), OR;
Series 2022, RB(a)(i)	5.00%	07/01/2052	30,000	31,468,185
Series 2023-XF1493, RB(a)(i)	4.00%	07/01/2042	12,385	12,373,612
Twenty Eighth Series 2022, RB(a)	4.00%	07/01/2047	22,220	21,755,404
Twenty Seventh Series 2020 A, RB(a)	4.00%	07/01/2050	11,680	11,292,844
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(a)	5.00%	07/01/2052	14,900	15,629,199
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 A, Ref. RB	5.00%	11/15/2056	2,760	2,390,438
				108,347,658
Pennsylvania–1.43%
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,722,666
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(b)	6.00%	05/01/2042	3,770	4,004,888
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(b)	5.38%	05/01/2042	8,000	8,076,014
Series 2022, RB(b)	5.25%	05/01/2042	3,590	3,627,839
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(b)	6.25%	05/01/2042	7,965	8,111,975
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(b)	6.00%	05/01/2042	1,650	1,747,588
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	$1,710	$1,459,859
Series 2016, RB	5.50%	01/01/2052	11,080	8,728,352
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(b)	5.00%	03/01/2038	379	379,824
Series 2018, RB(b)	5.13%	03/01/2048	791	779,651
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,783,834
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,339,905
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(k)	4.00%	11/01/2040	5	5,037
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(e)	5.00%	12/01/2032	1,260	1,079,213
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(e)	5.25%	12/01/2037	1,705	1,385,048
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(e)	5.30%	12/01/2038	500	402,318
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(e)	5.38%	12/01/2047	3,140	2,297,475
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(e)(g)(m)	5.00%	06/30/2027	8,239	3,625,008
Series 2013, RB(g)(m)	5.00%	06/30/2027	4,538	816,872
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(a)	5.75%	06/30/2048	12,140	13,234,512
Series 2022, RB(a)	5.25%	06/30/2053	10,000	10,427,298
Series 2022, RB (INS - AGM)(a)(k)	5.00%	12/31/2057	3,750	3,898,823
Series 2022, RB(a)	6.00%	06/30/2061	9,750	10,793,258
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024 B-2, Ref. RB	5.50%	11/01/2054	7,000	7,780,363
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,909
Philadelphia (City of), PA; Series 2021, Ref. RB(a)	5.00%	07/01/2051	5,485	5,696,254
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(b)(c)(d)	5.00%	03/15/2028	480	514,444
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	25,000	28,367,835
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	1,013,868
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	1,015,022
				144,126,952
Puerto Rico–6.51%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	32,630	32,803,360
Series 2002, RB	5.63%	05/15/2043	108,400	109,700,301
Series 2005 A, RB(j)	0.00%	05/15/2050	28,000	5,496,263
Series 2005 B, RB(j)	0.00%	05/15/2055	127,450	14,573,908
Series 2008 A, RB(j)	0.00%	05/15/2057	204,110	13,668,736
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)(j)	0.00%	08/01/2031	49,020	0
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(f)	5.75%	12/06/2049	142	51,195
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	18,710	12,965,227
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,793,440
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	17,040,001
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	39,412,392
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	270
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	15,929,109
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	70,523	67,950,281
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	25,853	24,658,933
Subseries 2022, RN(j)	0.00%	11/01/2043	52,718	32,619,404
Subseries 2022, RN(j)	0.00%	11/01/2051	5,128	2,743,652
Subseries 2022, RN(j)	0.00%	11/01/2051	1,639	532,778
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(b)	4.00%	07/01/2047	3,230	3,042,730
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(f)	5.00%	07/01/2025	$15	$7,875
Series 2007 TT, RB(f)	5.00%	07/01/2026	895	469,875
Series 2007 TT, RB(f)	5.00%	07/01/2027	1,990	1,044,750
Series 2007 TT, RB (Acquired 07/15/2014-07/16/2014; Cost $1,643,425)(e)(f)	5.00%	07/01/2032	3,680	1,932,000
Series 2007 UU, Ref. RB (INS - AGC)(k)	5.00%	07/01/2026	7,905	7,905,173
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2026	175	173,794
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2033	22,000	21,982,292
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	465	464,230
Series 2008 WW, RB(f)	5.38%	07/01/2025	390	204,750
Series 2008 WW, RB(f)	5.25%	07/01/2033	415	217,875
Series 2008 WW, RB(f)	5.50%	07/01/2038	605	317,625
Series 2010 AAA, RB(f)	5.25%	07/01/2026	4,570	2,399,250
Series 2010 AAA, RB(f)	5.25%	07/01/2028	2,600	1,365,000
Series 2010 AAA, RB(f)	5.25%	07/01/2029	445	233,625
Series 2010 AAA, RB(f)	5.25%	07/01/2030	95	49,875
Series 2010 CCC, RB(f)	5.00%	07/01/2025	35	18,375
Series 2010 CCC, RB (Acquired 09/10/2014-09/08/2015; Cost $188,388)(e)(f)	5.00%	07/01/2027	285	149,625
Series 2010 CCC, RB(f)	5.00%	07/01/2028	540	283,500
Series 2010 XX, RB (Acquired 09/10/2014; Cost $5,600)(e)(f)	5.25%	07/01/2026	10	5,250
Series 2010 XX, RB(f)	5.25%	07/01/2027	845	443,625
Series 2010 XX, RB(f)	5.25%	07/01/2035	2,660	1,396,500
Series 2010 XX, RB(f)	5.75%	07/01/2036	18,575	9,751,875
Series 2010 XX, RB(f)	5.25%	07/01/2040	28,430	14,925,750
Series 2010 ZZ, Ref. RB(f)	4.63%	07/01/2025	190	99,750
Series 2010 ZZ, Ref. RB(f)	5.00%	07/01/2025	215	112,875
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2025	275	144,375
Series 2010 ZZ, Ref. RB(f)	5.00%	07/01/2026	10	5,250
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	1,135	595,875
Series 2012 A, RB(f)	5.00%	07/01/2029	3,100	1,627,500
Series 2012 A, RB(f)	5.05%	07/01/2042	11,925	6,260,625
Series 2013 A, RB(f)	7.25%	07/01/2030	160	84,000
Series 2013 A, RB(f)	7.00%	07/01/2040	480	252,000
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,575	1,503,615
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	457	452,932
Series 2023 A, RB	6.63%	01/01/2028	3,484	3,452,116
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	11	9,258
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,036
Series 2018 A-1, RB(j)	0.00%	07/01/2046	142,376	48,234,853
Series 2018 A-1, RB(j)	0.00%	07/01/2051	103,344	25,668,552
Series 2018 A-1, RB	4.75%	07/01/2053	49,269	49,315,608
Series 2019 A-2, RB	4.33%	07/01/2040	13,485	13,485,116
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,515,319
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,811,334
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,562,193
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,138,381
Series 2006 Q, RB	5.00%	06/01/2036	1,025	998,332
				658,082,473
Rhode Island–0.17%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(e)(f)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.99%
Lancaster (County of), SC School District; Series 2017, GO Bonds	4.00%	03/01/2036	12,555	12,662,370
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(d)	5.25%	08/01/2031	$103,080	$112,672,728
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	1,500	1,614,147
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(b)	7.00%	05/01/2039	5,000	4,466,584
Series 2021, RB(a)(b)(f)	6.00%	06/01/2031	1,000	150,000
Series 2021, RB(a)(b)(f)	6.25%	06/01/2040	1,000	150,000
Series 2021, RB(a)(b)(f)	6.50%	06/01/2051	2,750	412,500
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2054	2,400	2,423,549
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,545	8,758,004
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island);
Series 2023, RB	7.50%	11/15/2053	13,400	14,447,926
Series 2023, RB	7.75%	11/15/2058	6,800	7,363,702
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,358,538
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	8,885	9,819,967
Series 2024 B, Ref. RB	5.25%	12/01/2054	18,110	19,866,623
				201,166,638
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	5,048,240
Tennessee–0.55%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(k)	5.13%	07/01/2054	2,500	2,650,310
Series 2024 B-1, RB (INS - BAM)(k)	5.25%	07/01/2064	6,110	6,464,238
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(a)(b)	9.50%	11/01/2052	10,000	10,277,800
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,781,544
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(b)	5.13%	06/01/2036	600	612,882
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,468,518
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	15,865	17,064,596
				55,637,388
Texas–10.29%
Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	4,470	4,479,897
Anna (City of), TX; Series 2023, RB(b)	7.38%	09/15/2052	2,500	2,667,699
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	898,044
Series 2017, RB	5.25%	09/01/2047	1,475	1,482,957
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(b)	6.25%	06/01/2063	9,155	9,510,685
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	762,805
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,437,711
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(b)	5.88%	09/01/2043	1,030	1,060,951
Series 2023, RB(b)	6.00%	09/01/2053	1,600	1,646,859
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	20,634,677
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	22,877,129
Austin (City of), TX; Series 2022, RB(a)	5.00%	11/15/2043	3,450	3,656,436
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(a)(b)(d)	10.00%	06/01/2025	6,000	5,400,000
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(a)	7.00%	03/01/2039	19,875	16,893,750
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(a)(b)	3.63%	07/01/2026	$2,800	$2,596,471
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(f)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(f)	4.14%	11/01/2039	3,659	7,318
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	19,924,348
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(b)	5.38%	09/01/2043	1,615	1,656,541
Series 2023, RB(b)	5.50%	09/01/2053	2,305	2,355,633
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(b)	5.13%	09/01/2043	1,200	1,224,315
Series 2023, RB(b)	5.50%	09/01/2053	1,825	1,883,223
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(b)	4.75%	09/01/2030	325	328,803
Series 2023, RB(b)	5.50%	09/01/2042	875	902,846
Series 2023, RB(b)	5.75%	09/01/2052	1,500	1,550,477
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(b)	5.50%	09/01/2030	250	252,888
Series 2023, RB(b)	6.25%	09/01/2042	800	824,652
Series 2023, RB(b)	6.50%	09/01/2052	1,300	1,342,366
Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	800	819,448
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	1,016,527
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,687,262
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,973,644
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,823,721
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,076,139
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	1,019,965
Series 2024, RB	6.50%	09/15/2054	1,356	1,387,799
Crandall (City of), TX;
Series 2021, RB(b)	4.75%	09/15/2031	100	100,789
Series 2021, RB(b)	4.25%	09/15/2041	250	231,738
Series 2021, RB(b)	5.00%	09/15/2041	500	500,176
Series 2021, RB(b)	4.50%	09/15/2051	1,500	1,355,631
Series 2021, RB(b)	5.25%	09/15/2051	500	502,024
Crowley Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	10,000	10,157,315
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,222,942
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	15,059,590
Series 2024, RB	5.25%	11/01/2048	10,000	11,208,736
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2048	14,000	15,281,350
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2053	26,000	28,175,493
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(b)	5.50%	09/15/2050	1,500	1,539,090
Edinburg Economic Development Corp.; Series 2019, RB(b)	5.00%	08/15/2044	1,645	1,567,735
El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,904,460
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	10,000	9,956,841
Fort Worth (City of), TX; Series 2023, RB	4.25%	02/15/2053	4,585	4,613,027
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	675	653,360
Series 2014, RB	6.00%	09/01/2038	2,770	2,539,578
Series 2014, RB	6.13%	09/01/2044	2,690	2,360,995
Gulf Coast Industrial Development Authority; Series 1998, RB(a)	8.00%	04/01/2028	20	20,027
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	2,550	2,554,394
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2042	$2,000	$2,037,602
Series 2022, RB(b)	5.75%	09/15/2052	3,550	3,620,621
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(k)	4.00%	05/01/2044	2,355	2,285,799
Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	7,269,257
Houston (City of), TX;
Series 2015 B-1, RB(a)	5.00%	07/15/2030	8,300	8,345,167
Series 2021 A, RB(a)	4.00%	07/01/2048	5	4,846
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(a)	5.00%	07/01/2029	1,000	1,000,425
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(a)	5.50%	07/15/2038	4,000	4,330,718
Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	02/15/2052	20,500	20,491,501
Hutto Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	6,000	6,500,173
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	7,950	7,921,190
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	20,067,938
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	02/15/2058	16,550	17,816,744
Series 2023, GO Bonds(i)	4.00%	02/15/2048	37,500	37,395,379
Series 2023, GO Bonds(i)	4.00%	02/15/2053	35,000	34,473,439
Lewisville (City of), TX; Series 2023 A, RB(b)	8.00%	09/01/2053	1,625	1,727,161
Little Elm (Town of), TX; Series 2022, RB(b)	6.88%	09/01/2052	2,700	2,876,386
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,174,955
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(b)	5.75%	09/15/2052	2,500	2,531,911
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(b)	5.25%	09/15/2042	1,500	1,504,009
Series 2022, RB(b)	5.38%	09/15/2052	2,500	2,520,444
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	30,325	30,420,876
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	8,428,389
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	121,938
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,747,992
Series 2021, RB	2.00%	11/15/2061	4,041	1,493,802
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	350	276,972
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,411,263
Series 2016, RB	5.00%	07/01/2051	1,750	1,381,093
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University); Series 2018 A-1, RB (INS - AGM)(k)	5.00%	07/01/2058	2,400	2,447,595
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(b)	5.00%	08/15/2051	2,885	2,884,498
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(b)	5.00%	08/15/2040	2,390	2,392,112
Series 2020 A, RB(b)	5.00%	08/15/2050	20	19,827
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,400	6,429,201
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(b)	6.00%	08/15/2037	1,650	1,691,265
Series 2018 A, RB(b)	6.00%	08/15/2047	13,435	13,616,711
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	8,002,792
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	370,504
Series 2016 A, RB	5.50%	11/15/2046	650	565,653
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,889,773
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	$24,685	$25,111,149
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,932,608
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,250,026
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,337,417
Series 2020, RB	5.25%	10/01/2055	12,390	11,566,771
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,199,070
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,605	1,604,923
North Parkway Municipal Management District No. 1;
Series 2021, RB(b)	4.00%	09/15/2041	500	460,604
Series 2021, RB(b)	4.25%	09/15/2051	1,000	891,646
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(b)	4.75%	09/15/2041	2,000	2,009,947
Series 2021, RB(b)	5.00%	09/15/2051	3,500	3,490,997
Pflugerville (City of), TX; Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	13,285	14,242,996
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(b)	5.75%	09/15/2032	340	354,500
Series 2022, RB(b)	5.50%	09/15/2042	800	814,292
Series 2022, RB(b)	5.63%	09/15/2052	1,450	1,480,138
Series 2022, RB(b)	6.13%	09/15/2052	2,070	2,151,588
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(b)	5.50%	09/15/2042	750	763,399
Series 2022, RB(b)	5.63%	09/15/2052	1,300	1,327,020
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(b)	5.38%	09/15/2027	277	279,510
Series 2022, RB(b)	5.63%	09/15/2032	400	422,382
Series 2022, RB(b)	6.00%	09/15/2052	4,000	4,151,980
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2048	2,000	2,036,495
Series 2022, RB(b)	6.50%	09/15/2052	1,448	1,512,986
Plano (City of), TX;
Series 2023, RB(b)	8.25%	09/15/2043	1,765	1,887,462
Series 2023, RB(b)	7.50%	09/15/2053	1,400	1,502,657
Series 2023, RB(b)	8.50%	09/15/2053	3,050	3,264,572
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(a)(b)	5.00%	01/01/2039	1,000	1,040,681
Series 2024, RB(a)(b)	5.13%	01/01/2044	2,000	2,077,146
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	756,653
Series 2016 A, RB	5.00%	08/15/2046	1,000	970,287
Princeton (City of), TX;
Series 2023, RB(b)	7.00%	09/01/2043	2,400	2,484,102
Series 2023, RB(b)	7.00%	09/01/2053	3,000	3,081,727
Series 2023, RB(b)	7.88%	09/01/2053	1,935	2,005,263
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(b)	5.13%	09/01/2042	836	845,023
Series 2022, RB(b)	5.25%	09/01/2052	1,375	1,391,139
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.25%	02/15/2053	25,065	25,459,202
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,447,053
Rockdale Special Assessment; Series 2023, RB(b)	7.50%	09/15/2054	3,722	3,933,103
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	452,333
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,830	1,829,913
San Antonio (City of), TX;
Series 2023, RB(i)	4.00%	05/15/2051	20,000	19,899,214
Series 2024 A, RB	5.25%	02/01/2049	11,000	12,293,789
Series 2024 C, RB	5.50%	02/01/2049	5,050	5,767,313
Series 2024 D, Ref. RB	5.25%	02/01/2054	19,135	21,318,755
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
sherman (City of), TX; Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	$10,000	$10,954,128
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	8,027,892
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,623,300
Series 2017, RB	6.75%	11/15/2052	2,100	2,167,642
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(e)(f)	6.38%	02/15/2048	5,710	3,140,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(e)(f)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(e)(f)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	497,757
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,968,948
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,331,399
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,433,628
Texas (State of); Series 2023 A, GO Bonds(a)	4.13%	08/01/2044	6,205	6,166,688
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2046	2,240	792,390
Series 2019, RB(j)	0.00%	08/01/2047	3,345	1,120,423
Series 2019, RB(j)	0.00%	08/01/2048	3,530	1,122,360
Series 2019, RB(j)	0.00%	08/01/2049	3,320	1,000,298
Series 2019, RB(j)	0.00%	08/01/2050	4,760	1,354,322
Series 2019, RB(j)	0.00%	08/01/2051	5,000	1,344,246
Series 2019, RB(j)	0.00%	08/01/2053	400	96,109
Texas (State of) Water Development Board;
Series 2018 B, RB	4.00%	10/15/2043	5,000	5,027,468
Series 2019 A, RB	4.00%	10/15/2044	2,500	2,510,101
Series 2021, RB(i)	4.00%	10/15/2056	15,000	14,552,342
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,599,770
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,508,613
Texas State Technical College;
Series 2022, RB (INS - AGM)(i)(k)	5.50%	08/01/2042	12,500	14,188,143
Series 2022, RB (INS - AGM)(i)(k)	6.00%	08/01/2054	6,000	6,844,531
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,794	1,796,642
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	22,800	22,861,578
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	38,892,635
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,850	5,855,202
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(k)	4.25%	10/01/2047	1,540	1,517,680
Series 2022, GO Bonds (INS - AGM)(k)	4.38%	10/01/2048	1,805	1,806,767
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	30,000	33,009,540
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,657,402
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2056	17,340	18,504,450
				1,040,224,073
Utah–1.78%
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(b)(h)	8.25%	03/01/2053	18,700	16,334,386
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(b)	7.38%	09/15/2051	5,500	4,931,591
Series 2024, RB(b)	5.63%	12/01/2053	10,000	10,324,770
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(b)	6.00%	03/01/2053	6,500	6,566,790
Series 2022 B, GO Bonds(b)	9.00%	03/15/2053	1,239	1,250,671
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(b)	6.63%	03/01/2054	2,370	2,467,194
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(b)	5.63%	12/01/2043	7,000	7,297,298
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	5.50%	03/01/2051	11,500	9,312,656
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	610	609,950
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	$3,210	$3,249,394
Series 2024 A-2, GO Bonds(h)	7.00%	03/01/2055	1,600	991,843
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	638	645,111
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.38%	03/01/2055	1,485	1,531,488
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	967,657
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	4,140	4,195,932
Series 2024 A-2, GO Bonds(b)(h)	7.00%	03/01/2055	1,960	1,145,270
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	1,070	1,084,334
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	6.00%	03/01/2051	13,815	11,518,404
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(b)	4.38%	02/01/2051	1,000	764,529
Series 2021 B, GO Bonds(b)	7.38%	08/15/2051	600	496,187
Salt Lake City (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2047	5,000	5,073,070
Series 2018 A, RB(a)	5.00%	07/01/2048	10,385	10,597,055
Series 2018 A, RB(a)	5.25%	07/01/2048	11,035	11,380,337
Series 2021 A, RB (INS - AGM)(a)(k)	4.00%	07/01/2051	10,420	9,974,064
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(b)	4.50%	06/15/2032	2,000	1,930,505
Series 2022, RB(b)	5.00%	06/15/2042	3,000	2,855,210
Series 2022, RB(b)	5.00%	06/15/2052	6,000	5,466,210
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,475	1,475,717
Series 2012, RB	6.25%	07/15/2042	3,870	3,871,320
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(b)	5.00%	10/15/2038	2,330	2,329,922
Series 2018 A, RB(b)	5.25%	10/15/2048	2,205	2,200,417
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(b)	5.00%	06/15/2050	2,000	1,930,075
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(b)	5.38%	06/15/2049	3,645	3,564,752
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(b)	5.00%	02/15/2046	855	840,665
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(b)	5.25%	06/15/2037	4,810	4,809,890
Series 2017, Ref. RB(b)	5.38%	06/15/2048	11,415	11,023,221
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	3,355	3,463,766
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(b)	5.88%	03/01/2054	1,130	1,141,736
Series 2024 B, GO Bonds(b)	8.38%	03/15/2054	500	501,966
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(b)	7.00%	12/01/2042	8,630	8,802,872
Wood Ranch Public Infrastructure District; Series 2024, RB(b)	5.63%	12/01/2053	1,291	1,337,302
				180,255,527
Vermont–0.06%
East Central Vermont Telecommunications District;
Series 2018 A, RB(b)	5.75%	12/01/2036	1,450	1,450,541
Series 2018 A, RB(b)	5.60%	12/01/2043	960	956,665
Series 2019 A, RB(b)	5.00%	12/01/2048	4,330	3,829,811
				6,237,017
Virgin Islands–0.18%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	05/15/2035	21,310	11,204,527
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	6,450	6,777,412
				17,981,939
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.71%
Atlantic Park Community Development Authority; Series 2023, RB(b)	6.25%	08/01/2045	$16,865	$16,542,017
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(g)	6.75%	03/01/2034	1,288	811,440
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	5,193,512
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	906	703,586
Series 2014 B, RB	6.05%	03/01/2044	2,542	2,244,772
Series 2014 C, RB(f)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	17,350	16,747,704
Series 2019, RB	4.00%	01/01/2029	1,100	1,084,502
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(b)	5.00%	09/01/2045	1,000	1,000,406
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(b)	5.55%	01/01/2037	2,080	2,054,698
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,446,104
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(b)(d)	5.00%	07/01/2038	4,690	4,690,284
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	8,043,399
Series 2023, RB	7.00%	09/01/2059	8,500	9,706,229
				71,251,009
Washington–1.15%
Kalispel Tribe of Indians;
Series 2018 A, RB(b)	5.25%	01/01/2038	3,000	3,099,663
Series 2018 B, RB(b)	5.00%	01/01/2032	500	515,826
Series 2018 B, RB(b)	5.25%	01/01/2038	1,000	1,033,221
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	90	90,023
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(a)	6.10%	10/01/2031	35	34,939
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(a)	5.00%	04/01/2030	2,125	2,125,770
Seattle (Port of), WA;
Series 2019, RB(a)	5.00%	04/01/2044	25,295	26,177,378
Series 2021 C, Ref. RB(a)	5.00%	08/01/2046	17,490	18,309,882
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,665	1,663,807
Washington (State of) (Bid Group 3); Series 2022 A-3, GO Bonds	5.00%	08/01/2045	1,945	2,130,280
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(a)(b)(e)(f)	7.50%	01/01/2032	26,355	2,635
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	8,000	8,164,994
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(b)	9.00%	12/01/2036	14,650	15,240,221
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(c)(d)	7.00%	07/01/2025	1,000	1,018,678
Series 2015 A, RB(b)(c)(d)	7.00%	07/01/2025	1,700	1,731,753
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(b)	5.00%	01/01/2046	7,500	7,170,227
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	8,147	7,651,113
Series 2024-2, RB	4.22%	03/20/2040	17,830	17,471,776
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(b)	5.00%	01/01/2055	3,265	3,008,100
				116,640,286
West Virginia–1.04%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(b)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(b)(f)(g)	5.75%	06/01/2042	18,975	13,788,461
Series 2019 B, Ref. RB(b)(f)(g)	7.50%	06/01/2042	5,285	3,843,056
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(b)	5.75%	06/01/2043	700	758,454
Series 2023, Ref. RB(b)	6.00%	06/01/2053	875	947,681
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(b)	8.45%	06/01/2053	$15,575	$3,589,172
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(b)	5.75%	06/01/2043	3,435	3,514,677
Series 2020, Ref. RB(b)	7.50%	06/01/2043	8,990	9,677,770
Series 2023, RB(b)	7.00%	06/01/2043	1,695	1,826,259
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,374,324
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(a)(b)	9.50%	05/01/2043	20,000	19,000,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(b)	8.50%	12/01/2043	16,000	16,382,818
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,467,502
				104,742,674
Wisconsin–3.43%
Gillett (City of), WI; Series 2021 A, RB(a)(b)	5.50%	12/01/2032	11,100	8,799,511
Wisconsin (State of) Center District;
Series 2020, RB(c)(d)(j)	0.00%	12/15/2030	5,525	1,377,182
Series 2020, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	22,975	4,525,179
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,168,614
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,153,615
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,772,777
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,451,684
Series 2019, Ref. RB	5.00%	11/01/2046	7,200	6,841,111
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,412,308
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,855,648
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $21,223)(b)(e)(j)	0.00%	01/01/2047	156	4,480
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,089)(b)(e)(j)	0.00%	01/01/2048	136	3,704
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,347)(b)(e)(j)	0.00%	01/01/2049	134	3,434
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,354)(b)(e)(j)	0.00%	01/01/2050	129	3,085
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,664)(b)(e)(j)	0.00%	01/01/2051	127	2,872
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2052	165	3,471
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,055)(b)(e)(j)	0.00%	01/01/2053	163	3,246
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,939)(b)(e)(j)	0.00%	01/01/2054	158	2,953
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2055	154	2,736
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2056	151	2,548
Series 2005 A-1, RB(b)(f)	5.50%	07/01/2056	8,230	6,344,272
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2057	168	2,661
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2058	163	2,454
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2059	159	2,272
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2060	156	2,092
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2061	153	1,946
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2062	149	1,790
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2063	146	1,663
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2064	143	1,551
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2065	140	1,436
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2066	151	1,434
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $149,009)(b)(e)(j)	0.00%	01/01/2067	1,821	15,675
Series 2012 C, Ref. RB(a)	5.25%	07/01/2028	865	865,637
Series 2012, RB	6.00%	09/01/2045	5,620	5,619,740
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,910,954
Series 2016 A, RB(b)	5.25%	05/01/2046	2,500	2,437,139
Series 2016 A, RB	5.25%	01/01/2052	10,960	9,708,516
Series 2018, RB (INS - AGM)(k)	5.00%	07/01/2058	7,900	8,081,463
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2019, RB(b)	5.00%	06/15/2054	$455	$447,402
Series 2022, RB	6.15%	08/01/2028	7,500	5,713,760
Series 2023 B, RB(b)(j)	0.00%	07/01/2062	32,000	23,525,760
Series 2023, RB(b)	5.75%	07/01/2033	485	510,208
Series 2023, RB(b)	6.63%	07/01/2043	650	682,468
Series 2023, RB(b)	6.88%	07/01/2053	1,350	1,416,953
Series 2023, RB(b)	7.00%	07/01/2058	1,750	1,836,059
Series 2023, RB	5.75%	07/01/2062	38,168	40,694,204
Series 2024, RB(b)	5.50%	12/15/2028	9,598	9,631,312
Series 2024, RB(b)	12.00%	05/16/2029	5,750	5,902,892
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(b)	5.00%	06/01/2040	760	720,710
Series 2020 A, RB(b)	5.00%	06/01/2049	1,340	1,203,944
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(b)	6.25%	06/01/2052	13,685	14,092,293
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(j)	0.00%	12/15/2038	25,000	10,881,325
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(b)	6.75%	08/01/2031	22,000	19,745,000
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(b)	10.00%	11/01/2038	13,500	15,367,693
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(b)	5.13%	06/01/2048	2,075	2,076,328
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(j)	0.00%	02/01/2031	19,324	12,644,458
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(b)	6.13%	12/15/2029	6,673	6,684,889
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(b)	4.75%	06/01/2029	225	222,848
Series 2019 A, RB(b)	5.25%	06/01/2039	750	732,164
Series 2019 A, RB(b)	5.50%	06/01/2049	1,940	1,886,612
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(b)	6.00%	06/15/2064	1,100	1,117,767
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(b)	5.75%	06/01/2025	16,975	16,975,131
Series 2022 B, RB(b)	7.50%	06/01/2025	1,970	1,961,520
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	785	785,712
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,346,079
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(b)	6.63%	07/01/2053	600	631,407
Series 2023, RB(b)	6.75%	07/01/2058	550	580,979
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(b)(j)	0.00%	12/01/2028	17,675	12,924,715
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(b)(j)	0.00%	09/01/2029	7,500	5,378,582
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(b)	5.00%	12/15/2054	4,745	4,751,685
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(a)(b)	5.75%	09/01/2035	1,000	1,039,946
Series 2024, Ref. RB(a)(b)	6.25%	09/01/2046	4,000	4,145,000
Series 2024, Ref. RB(b)	9.75%	09/01/2054	10,000	10,620,425
Series 2024, Ref. RB(b)	9.25%	09/01/2055	6,050	5,872,504
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(b)	5.00%	06/15/2049	520	518,451
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(b)	6.00%	07/01/2031	7,040	6,166,644
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(b)	5.38%	12/15/2032	4,500	4,507,309
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(b)	5.38%	06/01/2044	3,495	3,109,823
Series 2019 A, RB(b)	5.50%	06/01/2054	4,320	3,771,324
Series 2019, RB(b)	5.62%	06/01/2029	605	582,644
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(b)(j)	0.00%	12/15/2034	5,250	2,899,121
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(b)	5.25%	03/01/2045	5,825	5,767,205
				346,466,108
Total Municipal Obligations (Cost $10,822,358,929)				10,752,106,766
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.03%
California–0.03%
CalPlant I LLC; Exit Facility(b)	15.00%	07/01/2025	$3,070	$3,132,536
Puerto Rico–0.00%
AES Puerto Rico, Inc.(g)	12.50%	03/04/2026	254	246,638
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,319,588)				3,379,174
			Shares
Exchange-Traded Funds–0.01%
Invesco Municipal Strategic Income ETF (Cost $872,610)(p)			17,000	875,840

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(g)			76,613	0
TOTAL INVESTMENTS IN SECURITIES(q)–106.44% (Cost $10,826,551,127)				10,756,361,780
FLOATING RATE NOTE OBLIGATIONS–(9.30)%
Notes with interest and fee rates ranging from 3.40% to 3.78% at 11/30/2024 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062(r)				(939,690,000)
OTHER ASSETS LESS LIABILITIES–2.86%				289,239,647
NET ASSETS–100.00%				$10,105,911,427
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $1,784,363,370, which represented 17.66% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Restricted security. The aggregate value of these securities at November 30, 2024 was $124,453,326, which represented 1.23% of the Fund’s Net Assets.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $153,812,361, which represented 1.52% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $76,835,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$3,230	$-	$875,840	$8,749

(q)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $1,368,247,858 are held by TOB Trusts and serve as collateral for the $939,690,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,671,835,531	$80,271,235	$10,752,106,766
U.S. Dollar Denominated Bonds & Notes	—	3,132,536	246,638	3,379,174
Exchange-Traded Funds	875,840	—	—	875,840
Preferred Stocks	—	—	0	0
Total Investments in Securities	875,840	10,674,968,067	80,517,873	10,756,361,780
Other Investments - Assets
Investments Matured	—	5,890,837	19,445,492	25,336,329
Total Investments	$875,840	$10,680,858,904	$99,963,365	$10,781,698,109
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2024:
	Value 02/29/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/24
Municipal Obligations	$70,188,057	$413,258	$(4,524,266)	$28,751	$(26,029,472)	$21,463,094	$18,731,813	$—	$80,271,235
Investments Matured	25,952,956	—	(1,578,865)	—	(29,522,744)	24,594,145	—	—	19,445,492
U.S. Dollar Denominated Bonds & Notes	5,995,000	784,993	(622,256)	9,223	(2,847,372)	(2,950)	—	(3,070,000)	246,638
Preferred Stocks	—	0	—	—	—	—	—	—	0
Total	$102,136,013	$1,198,251	$(6,725,387)	$37,974	$(58,399,588)	$46,054,289	$18,731,813	$(3,070,000)	$99,963,365

*	Prior year balances have been adjusted for a change in security classification.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. Asignificant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Rochester® Municipal Opportunities Fund